Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash and cash equivalents [abstract]
Cash in banks	$ 251,586	$ 387,891
Short term deposits	135,841	15,914
Total cash and cash equivalents	$ 387,427	$ 403,805	$ 193,869	$ 265,933